Related party relationship and transactions	12 Months Ended
Mar. 31, 2021
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Related party relationship and transactions
32.	Related party relationship and transactions
List of subsidiaries and associates as at March 31, 2021, are provided in the table below:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Wipro, LLC			USA
	Wipro Gallagher Solutions, LLC		USA
		Wipro Opus Mortgage Solutions LLC (formerly known as Opus Capital Markets Consultants, LLC)	USA
		Wipro Promax Analytics Solutions Americas, LLC	USA
	Wipro Insurance Solutions, LLC		USA
	Wipro IT Services, LLC		USA
		HealthPlan Services, Inc. **	USA
		Wipro Appirio, Inc. (formerly known as Appirio, Inc) **	USA
		Designit North America, Inc. (formerly known as Cooper Software Inc.)	USA
		Infocrossing, LLC	USA
		Wipro US Foundation	USA
		International TechneGroup Incorporated **	USA
		Wipro Designit Services, Inc. (Formerly known as Rational Interaction, Inc) **	USA
		Wipro VLSI Design Services, LLC (formerly known as Eximius Design, LLC)	USA
Wipro Overseas IT Services Pvt. Ltd			India
Wipro Japan KK			Japan
Wipro Shanghai Limited			China
Wipro Trademarks Holding Limited			India
Wipro Travel Services Limited			India
Wipro Holdings (UK) Limited			U.K.
	Designit A/S		Denmark
		Designit Denmark A/S	Denmark
		Designit Germany GmbH	Germany
		Designit Oslo A/S	Norway
		Designit Sweden AB	Sweden
		Designit T.L.V Ltd.	Israel
		Designit Tokyo Ltd.	Japan
		Designit Spain Digital, S.L. **	Spain
	Wipro Europe Limited		U.K.
		Wipro UK Limited	U.K.
	Wipro Financial Services UK Limited		U.K.
	Wipro IT Services S.R.L.		Romania
	Wipro 4C NV (formerly known as 4C NV)		Belgium
		Wipro 4C Danmark ApS (formerly known as 4C Danmark ApS)	Denmark
		4C Nederland B.V	Netherlands
		Wipro Weare4C UK Limited (formerly known as Weare4C UK Limited) **	U.K.
		Wipro 4C Consulting France SAS (formerly known as 4C Consulting France)	France
Wipro IT Services UK Societas			U.K.
	Wipro Doha LLC #		Qatar
	Wipro Technologies SA DE CV		Mexico
	Wipro Philippines, Inc.		Philippines
	Wipro Holdings Hungary Korlátolt Felelősségű Társaság		Hungary
		Wipro Holdings Investment Korlátolt Felelősségű Társaság	Hungary
	Wipro Information Technology Egypt SAE		Egypt
	Wipro Arabia Co. Limited *		Saudi Arabia
		Women’s Business Park Technologies Limited *	Saudi Arabia
	Wipro Poland SP Z.O.O		Poland
	Wipro IT Services Poland SP Z.O.O		Poland
	Wipro Technologies Australia Pty Ltd		Australia
	Wipro Corporate Technologies Ghana Limited		Ghana
	Wipro Technologies South Africa (Proprietary) Limited		South Africa
		Wipro Technologies Nigeria Limited	Nigeria
	Wipro IT Service Ukraine, LLC		Ukraine
	Wipro Information Technology Netherlands BV.		Netherlands
		Wipro Portugal S.A. **	Portugal
		Wipro Technologies Limited	Russia
		Wipro Technology Chile SPA	Chile
		Wipro Solutions Canada Limited	Canada
		Wipro Information Technology Kazakhstan LLP	Kazakhstan
		Wipro Technologies W.T. Sociedad Anonima	Costa Rica
		Wipro Outsourcing Services (Ireland) Limited	Ireland
		Wipro Technologies VZ, C.A.	Venezuela
		Wipro Technologies Peru SAC	Peru
		Wipro do Brasil Servicos de Tecnologia Ltda	Brazil
		Wipro do Brasil Technologia Ltda **	Brazil
	Wipro Technologies SA		Argentina
	Wipro Technologies SRL		Romania
	PT. WT Indonesia		Indonesia
	Wipro (Thailand) Co. Limited		Thailand
	Wipro Bahrain Limited Co. W.L.L (formerly known as Wipro Bahrain Limited Co. S.P.C.)		Bahrain
	Wipro Gulf LLC		Sultanate of Oman
	Rainbow Software LLC		Iraq
Wipro Networks Pte Limited			Singapore
	Wipro (Dalian) Limited		China
	Wipro Technologies SDN BHD		Malaysia
Wipro Chengdu Limited			China
Wipro IT Services Bangladesh Limited			Bangladesh
Wipro HR Services India Private Limited			India
Encore Theme Technologies Private Limited *			India
Eximius Design India Private Limited			India

*
All the above direct subsidiaries are 100% held by the Company except that the Company holds 83.4% of the equity securities of Encore Theme Technologies Private Limited, 66.67% of the equity securities of Wipro Arabia Co. Limited and 55% of the equity securities of Women’s Business Park Technologies Limited are held by Wipro Arabia Co. Limited.

The remaining 16.6% equity securities of Encore Theme Technologies Private Limited will be acquired subject to and after receipt of certain regulatory approvals/confirmations.
# 51% of equity securities of Wipro Doha LLC are held by a local shareholder. However, the beneficial interest in these holdings is with the Company.
The Company controls ‘The Wipro SA Broad Based Ownership Scheme Trust’, ‘Wipro SA Broad Based Ownership Scheme SPV (RF) (PTY) LTD’ incorporated in South Africa and Wipro Foundation in India.

**
Step Subsidiary details of Wipro Portugal S.A, Wipro do Brasil Technologia Ltda, Designit Spain Digital, S.L, HealthPlan Services, Inc, International TechneGroup Incorporated, Wipro Appirio, Inc. (formerly known as Appirio, Inc), Wipro Designit Services, Inc (formerly known as Rational Interaction, Inc) and Wipro Weare4C UK Limited (formerly known as Weare4C UK Limited) are as follows:

Subsidiaries	Subsidiaries	Subsidiaries	Country of Incorporation
Wipro Portugal S.A.			Portugal
	Wipro Technologies GmbH		Germany
		Wipro IT Services Austria GmbH (formerly known as Cellent GmbH)	Austria
Wipro do Brasil Technologia Ltda			Brazil
	Wipro Do Brasil Sistemetas De Informatica Ltd		Brazil
	Wipro do Brasil Servicos Ltda (formerly known as IVIA Serviços De Informática ltda)		Brazil
Designit Spain Digital, S.L.			Spain
	Designit Colombia S A S		Colombia
	Designit Peru SAC		Peru
HealthPlan Services, Inc.			USA
	HealthPlan Services Insurance Agency, LLC		USA
International TechneGroup Incorporated			USA
	International TechneGroup Ltd.		U.K.
	ITI Proficiency Ltd		Israel
	International TechneGroup S.R.L.		Italy
		MechWorks S.R.L.	Italy
Wipro Appirio, Inc. (formerly known as Appirio, Inc)			USA
	Appirio, K.K		Japan
	Topcoder, LLC.		USA
	Wipro Appirio (Ireland) Limited (formerly known as Appirio Ltd)		Ireland
		Wipro Appirio UK Limited (formerly known as Appirio Ltd (UK))	U.K.
Wipro Designit Services, Inc (formerly known as Rational Interaction, Inc)			USA
	Rational Consulting Australia Pty Ltd		Australia
	Wipro Designit Services Limited (formerly known as Rational Interaction Limited)		Ireland
Wipro Weare4C UK Limited (formerly known as Weare4C UK Limited)			U.K.
	CloudSocius DMCC		UAE
As at March 31, 2021 the Company held 43.7% interest in Drivestream Inc, 33% interest in Denim Group Limited and 33.3% in Denim Group Management, LLC, accounted for using the equity method.

The list of controlled trusts are:
Name of the entity	Country of incorporation
Wipro Equity Reward Trust	India
Wipro Foundation	India

The other related parties are:

Name of the related parties:	Nature
Azim Premji Foundation	Entity controlled by Director
Azim Premji Foundation for Development	Entity controlled by Director
Hasham Traders	Entity controlled by Director
Prazim Traders	Entity controlled by Director
Zash Traders	Entity controlled by Director
Hasham Investment and Trading Co. Pvt. Ltd	Entity controlled by Director
Azim Premji Philanthropic Initiatives Pvt. Ltd	Entity controlled by Director
Azim Premji Trust	Entity controlled by Director
Wipro Enterprises (P) Limited	Entity controlled by Director
Wipro GE Healthcare Private Limited	Entity controlled by Director

Key management personnel
Rishad A. Premji	Chairman
Thierry Delaporte	Chief Executive Officer and Managing Director (i)
Abidali Z. Neemuchwala	Chief Executive Officer and Managing Director (ii)
Azim H. Premji	Non-Executive Non-Independent Director (iii)
William Arthur Owens	Non-Executive Director
M.K. Sharma	Non-Executive Director
Ireena Vittal	Non-Executive Director
Dr. Patrick J. Ennis	Non-Executive Director
Patrick Dupuis	Non-Executive Director
Arundhati Bhattacharya	Non-Executive Director (iv)
Deepak M. Satwalekar	Non-Executive Director (v)
Jatin Pravinchandra Dalal	Chief Financial Officer
(i) Mr. Thierry Delaporte was appointed as Chief Executive Officer and Managing Director of the Company with effect from July 6, 2020 for a period of five years.
(ii) Mr. Abidali Z. Neemuchwala resigned as the Chief Executive Officer and Managing Director of the Company with effect from the end of the day on June 1, 2020.
(iii) Mr. Azim H. Premji is the ultimate controlling party.
(iv) Ms. Arundhati Bhattacharya resigned as Non- Executive Director with effect from close of business hours on June 30, 2020.
(v) Mr. Deepak M. Satwalekar was appointed as Non- Executive Director with effect from July 1, 2020 for a term of five years.
Relatives of key management personnel:
—Yasmeen A. Premji
—Tariq A. Premji
The Company has the following related party transactions:

	Entities controlled by Directors						Key Management Personnel
Transactions / balances	2019		2020		2021		2019		2020		2021
Sale of goods and services	₹	102	₹	43	₹	171	₹	—	₹	—	₹	—
Assets purchased		240		741		423		—		—		—
Dividend		3,171		3,987		3,760		191		243		242
Buyback of shares		—		69,392		91,562		—		4,076		—
Rental income		43		45		50		—		—		—
Rent Paid		8		2		2		5		9		7
Others		63		119		44		—		—		—
Key management personnel *
Remuneration and short-term benefits	₹	—	₹	—	₹	—	₹	341	₹	354	₹	741
Other benefits		—		—		—		173		178		231
Balance as at the year end
Receivables	₹	132	₹	94	₹	241	₹	—	₹	—	₹	—
Payables		8		23		—		155		166		333

*
Post-employment benefits comprising compensated absences is not disclosed, as these are determined for the Company as a whole. Benefits includes the prorated value of RSU granted to the personnel, which vest over a period. Other benefits include share-based compensation
₹
166,
₹
170, and
₹
219, as at March 31, 2019, 2020 and 2021, respectively.

All related party transactions were entered at an arm’s length basis and in the ordinary course of business. There are no materially significant related party transactions made by the Company with Promoters, Directors or Key Managerial Personnel, which may have a potential conflict with the interests of the Company at large.